Consolidated Statements of Financial Position (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
Preferred shares
Statement [Line Items]
Number of shares authorised (in shares)	25,000,000	25,000,000
Common shares | Capital stock
Statement [Line Items]
Number of shares issued (in shares)	69,239,136	74,774,087
Number of shares outstanding (in shares)	69,239,136	74,774,087